Exhibit 99.1

Independent Accountant’s Report

on Applying Agreed-Upon Procedures

The Board of Directors

Tidewater Finance Company

Virginia Beach, Virginia

and

BB&T Capital Markets

New York, New York

We have performed the procedures enumerated below, which were agreed to by Tidewater Finance Company (the Company) and BB&T Capital Markets (BB&T), (collectively referred to as Specified Parties) related to their evaluation of certain information with respect to a portfolio of automobile receivables in connection with the issuance of automobile receivable-backed notes issued by Tidewater Auto Receivables Trust 2016-A in accordance with the Confidential Offering Memorandum (Offering Memorandum) to be circulated in February 2016 (the Proposed Transaction).

We have also issued a report dated February 3, 2016, which is filed on the SEC website related to the Proposed Transaction.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

For the purpose of this report:

•	The computer-generated Loan Data Files provided by the Company in a standard Microsoft Excel format containing information relating to the Proposed Transaction shall be herein referred to as the “Loan Data Files”
•	The fields in the Loan Data Files shall be herein referred to as “Specified Attributes”
•	The term “Installment Sales Contract” (Installment Sales Contract or contract) means retail installment sales contracts secured by new and used automobiles
•	The term “Customer Service Screen” refers to a screen image or access to the Company’s computer systems that the Company’s management represented as information from its Contract accounting system (Megasys), which includes the loan history and the attributes related to the Contracts
•	The term “Loan Data Tape” refers to the December 31, 2015 Loan Data file pulled by the Company for use in selecting and testing the 100 loan file selections.
•	The term “compared” means we agreed all non-numerical information exactly, all dollar values within $1 and all percentages within .01 percent.

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Agreed-Upon Procedures

We obtained from the Company Loan Data File with a cutoff date of December 31, 2015, (Loan Data File December) that contains data relating to certain loan contracts that are related to the purchase of automobile receivable-backed notes.

1.	We received a sample of 100 eligible contracts from the Loan Data File December from BB&T. For these selected contracts, we compared certain Specified Attributes included in the Loan Data File December to the information on the Installment Sales Contract for the following items:

•	Account number
•	Origination date (date of contract)
•	Original amount financed
•	Annual percentage rate
•	Number of principal and interest payments (i.e., term)
•	Scheduled amount of each principal and interest payment
•	Vehicle year
•	Vehicle make
•	Vehicle mileage
•	Vehicle Identification Number (VIN)

2.	For the selected contracts in Step 1, we compared the customer Legal Name on the Installment Sales Contract to the following documents provided by the Company:

•	Credit application
•	Certificate of title or title application
•	Evidence of property/auto insurance coverage with at any point in during the contract, which has Tidewater Motor Credit as the loss payee or evidence of an agreement to furnish or provide insurance.

3.	For the selected contracts in Step 1, we agreed that the Lien Holder on the Title Document or title application provided by the Company is Tidewater Motor Credit and the year, make and VIN of the collateral.

4.	For the selected contracts in Step 1, we observed the presence of an original or a photocopy of an Agreement to Provide Insurance Form or an Insurance Verification Form. We noted an insurance company name or a policy number on the Agreement to Provide Insurance Form or Insurance Verification Form. We also agreed the VIN per the Agreement to Provide Insurance Form or Insurance Verification Form to the Installment Sales Contract and Title Document. We make no representation regarding the validity or enforceability of the Agreement to Provide Insurance or Insurance Verification Form or whether such insurance is in place.

At the instruction of the Specified Parties, for purposes of our procedures, the term Title Document means, with respect to any automobile, an original certificate of title, lien or other notification (electronic or otherwise) to a secured party that indicates the lien of the secured party on the vehicle is recorded on the original certificate of title. Electronic Title Documents are certificates generated using VinTek (previous to 2015) or DDI (2015 and forward), the Company’s third-party software program that allows Internet access to the Department of Motor Vehicles records from the Company in order to obtain proof of lien on an automobile title. Certain states do not provide a Title Document to the lienholder. For those states, we sighted the title application that was submitted to the appropriate state or sighted the results of the online Title record request from the Bureau of Motor Vehicles of the applicable state.

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

The term Legal Name refers to the borrower’s legal first and last name. We did not test the borrower’s middle name. The term Lien Holder refers to the Company’s full legal name Tidewater Finance or Tidewater Motor Credit.

The contracts and contract files described above, including any information obtained from the indicated systems, and any other related documents used in support of the Specified Attributes were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Receivable Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Receivable Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Receivable Documents. In addition, we make no representations as to whether the Receivable Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding sample of 100.

Agreed-Upon Findings

The results of the foregoing procedures indicated that the Specified Attributes were found to be in agreement with the above mentioned Receivable Documents, except as described in Appendix A. Supplemental information is contained in Appendix B. A list of the contracts tested is contained in Appendix C.

One contract in the original sample of 100 contracts was paid in full subsequent to December 31, 2015; therefore, the contract was replaced in the sample. The sample replacement contract was selected by the engagement team from the list of alternate loans provided by BB&T for use in the loan file testing performed.

The findings in this report differ from the findings reported in our report dated February 3, 2016 due to the change in scope as outlined above in Agreed-Upon Procedures.

Agreed-Upon Procedures Notes

RSM US LLP (RSM US) should not be regarded as having in any way warranted or given any assurance as to:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Company, or any other party for the purposes of RSM US performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, ratios, percentages or other relationships in the information included in the data provided to us
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements
•	The value of collateral securing such assets
•	The compliance of the originator of the assets with federal, state and local laws and regulations

The engagement, procedures or report were not intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We have not performed any procedures with respect to the fair value of the notes being offered in the Proposed Transaction and RSM US expresses no opinion on the current value of these notes. RSM US should not be regarded as having performed any procedures other than those detailed in this report.

We should not be regarded as having in any way warranted or given any assurance as to whether or not the information included in the Loan Data Files or any other source document is sufficient to comply with any applicable laws and regulations including, but not limited to, Regulation AB of the U.S. Securities and

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Exchange Commission. We did not perform any procedures to determine whether the Company or the Specified Parties of the Proposed Transaction is in compliance with any applicable laws and regulations, including, but not limited to, Regulation AB of the U.S. Securities and Exchange Commission.

We have only performed the preceding agreed-upon procedures noted herein and therefore make no representations regarding the adequacy of disclosures in the Proposed Offering or whether any material facts have been omitted from the Loan Data Files.

We make no representation as to the (i) actual characteristics or existence of the underlying documents or data comprising the Installment Sales Contracts underlying the Loan Data Files or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence of ownership of the Installment Sales Contracts, or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies. The procedures performed were applied based on methodologies, assumptions and information provided to us by the Specified Parties, without verification or evaluation of such methodologies, assumptions, documents and information by us.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information set forth in the Loan Data Files is the responsibility of the Company.

We were not engaged to and did not conduct an (i) audit in accordance with generally accepted auditing standards or an (ii) examination or a review conducted in accordance with the attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

The engagement, procedures or report were not intended to address, nor did they address (i) the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing such assets, or (iii) the compliance of the originator of the assets with federal, state and local laws or regulations.

This report is intended solely for the information and use of the Company and BB&T, and is not intended to be, and should not be, used by anyone other than these Specified Parties.

/S/ RSM US LLP

Raleigh, North Carolina

February 12, 2016

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Appendix A to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP Dated February 12, 2016

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	The name of the borrower on 1 Loan Data File December contract, or
1% of 100 accounts selected, did not agree to the name on the Installment Loan Contract.

2	The date of the loan on 1 Loan Data File December contract, or
1% of 100 accounts selected, did not agree to the date on the Installment Loan Contract.

3	The Company was not listed as the loss payee on the insurance coverage documents on 1, or 1% of the 100 accounts selected.

4	The make of 1 Loan Data File December contract, or 1% of 100 accounts selected, did not agree to the make on the Installment Loan Contract.

5	The VIN on 1 Title Documents, or 1% of the 100 accounts selected, did not agree to the Loan Data File December.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Appendix B to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP Dated February 12, 2016

Supplemental Information Related to the Findings

Set Forth on Appendix A

Exception Description Number	Sample Contract Number	Characteristic
1	[redacted]	Name on contract is XXXX YYYYYYYY-ZZZZZZ while name per
Megasys is XXXX YYYYYYYY

Exception Description Number	Sample Contract Number	Characteristic
2	[redacted]	Date of contract is 01/05/2015, while date per Loan Data File
December is 01/06/2015

Exception Description Number	Sample Contract Number	Characteristic
3	[redacted]	Loss payee on insurance document named as Tidewater
Acceptance, not Tidewater Motor Credit

Exception Description Number	Sample Contract Number	Characteristic
4	[redacted]	Make on Loan Data Tape December is GMC, but Make per
Megasys is DMC

Exception Description Number	Sample Contract Number	Characteristic

5	[redacted]	VIN on title is XXXXXXXX3YYYYYYYY; VIN per Loan Data Tape
December is XXXXXXXXYYYYYYYY

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP Dated February 12, 2016

[redacted]

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP Dated February 12, 2016

(Continued)

[redacted]

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP Dated February 12, 2016

(Continued)

[redacted]

The Board of Directors

Tidewater Finance Company

and

BB&T Capital Markets

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP Dated February 12, 2016

(Continued)

[redacted]